Note 32 - Related Parties - Transactions With Related Parties (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Trade receivables, related parties	[1]	R$ 294.5		R$ 130.6
Other trade receivables, related parties	[1]	49.9		137.6
Trade payables, related parties	[1]	(1,275.8)		(1,435.6)
Other trade payables, related parties	[1]	(66.5)		(295.7)
Borrowings and interest payable, related parties				(48.3)
Dividends payables, related parties				(680.8)
Buying/service fees/rentals, related partie		(1,608.7)		(1,186.9)	R$ (1,023.9)
Sales, related parties		83.9		73.3	78.1
Royalties/benefits, related parties		(429.6)		(366.2)	(371.9)
Net finance cost, related parties		(8.0)		(16.8)	(26.0)
Anheuser-Busch Procurement [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]	1.1		8.9
Other trade receivables, related parties	[1]			0.1
Trade payables, related parties	[1]
Other trade payables, related parties	[1]
Borrowings and interest payable, related parties
Dividends payables, related parties
Buying/service fees/rentals, related partie				(5.8)
Sales, related parties		17.0		20.8
Royalties/benefits, related parties
Net finance cost, related parties
Anheuser-Busch Packaging Group Inc. [member]
Statement Line Items [Line Items]
Buying/service fees/rentals, related partie					(32.8)
Sales, related parties
Royalties/benefits, related parties
Net finance cost, related parties
Anheuser-Busch Inbev USA LLC [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]	27.8		14.1
Other trade receivables, related parties	[1]	3.8		16.3
Trade payables, related parties	[1]	(265.2)		(375.7)
Other trade payables, related parties	[1]			(8.7)
Borrowings and interest payable, related parties
Dividends payables, related parties
Buying/service fees/rentals, related partie		(392.1)		(258.7)	(206.0)
Sales, related parties		47.6		42.5	52.3
Royalties/benefits, related parties		(347.8)		(284.5)	(292.8)
Net finance cost, related parties
Anheuser-Busch InBev N.V. [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]	16.4		1.2
Other trade receivables, related parties	[1]			33.6
Trade payables, related parties	[1]	(19.7)		(363.0)
Other trade payables, related parties	[1]			(1.7)
Borrowings and interest payable, related parties
Dividends payables, related parties
Compañia Cervecera Ambev Peru S.A.C. [member]
Statement Line Items [Line Items]
Buying/service fees/rentals, related partie				(8.6)
Sales, related parties		0.1		1.5
Royalties/benefits, related parties
Net finance cost, related parties
Cervecería Modelo de Mexico S. de R.L. de C.V. [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]	135.1		91.6
Other trade receivables, related parties	[1]			5.8
Trade payables, related parties	[1]	(583.8)		(589.3)
Other trade payables, related parties	[1]			(59.7)
Borrowings and interest payable, related parties
Dividends payables, related parties
Buying/service fees/rentals, related partie		(960.9)		(749.1)	(596.0)
Sales, related parties		0.3		0.4	2.0
Royalties/benefits, related parties		(54.8)		(45.8)	(46.9)
Net finance cost, related parties
Inbev Belgium N.V. [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]	0.6		0.1
Other trade receivables, related parties	[1]	45.6		23.8
Trade payables, related parties	[1]	(14.3)		(33.8)
Other trade payables, related parties	[1]
Borrowings and interest payable, related parties
Dividends payables, related parties
Buying/service fees/rentals, related partie		(107.2)		(73.6)	(77.0)
Sales, related parties		0.1
Royalties/benefits, related parties
Net finance cost, related parties
Other related parties [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]	28.7		13.9
Other trade receivables, related parties	[1]	0.5		8.6
Trade payables, related parties	[1]	(126.4)		(73.8)
Other trade payables, related parties	[1]			(3.0)
Borrowings and interest payable, related parties
Dividends payables, related parties
Buying/service fees/rentals, related partie		(148.5)		(91.1)	(45.6)
Sales, related parties		18.8		8.1	0.3
Royalties/benefits, related parties		(27.0)		(35.9)	(32.2)
Net finance cost, related parties		(8.0)		(16.8)
Interbrew International B.V. [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]
Other trade receivables, related parties	[1]
Trade payables, related parties	[1]	(248.9)
Other trade payables, related parties	[1]	(66.5)		(212.5)
Borrowings and interest payable, related parties				(48.3)
Dividends payables, related parties				(590.9)
Buying/service fees/rentals, related partie
Sales, related parties
Royalties/benefits, related parties
Net finance cost, related parties					(26.0)
Anheuser-Busch Inbev Services LLC [member]
Statement Line Items [Line Items]
Trade receivables, related parties		43.7	[1]	0.8
Other trade receivables, related parties			[1]	29.1
Trade payables, related parties		(1.7)	[1]
Other trade payables, related parties			[1]	(6.1)
Borrowings and interest payable, related parties
Dividends payables, related parties
Cervecería Modelo de Guadalajara S.A. [member]
Statement Line Items [Line Items]
Buying/service fees/rentals, related partie					(63.0)
Sales, related parties
Royalties/benefits, related parties
Net finance cost, related parties
Bavaria S.A. [member]
Statement Line Items [Line Items]
Buying/service fees/rentals, related partie					(3.5)
Sales, related parties					23.5
Royalties/benefits, related parties
Net finance cost, related parties
Ambrew S.A. [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]
Other trade receivables, related parties	[1]
Trade payables, related parties	[1]
Other trade payables, related parties	[1]
Borrowings and interest payable, related parties
Dividends payables, related parties				(89.9)
Panamá Holding [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]	41.1
Other trade receivables, related parties	[1]			20.3
Trade payables, related parties	[1]	(15.8)
Other trade payables, related parties	[1]			(4.0)
Borrowings and interest payable, related parties
Dividends payables, related parties

[1]	The amount represents the trade operations (purchase and sale) and the reimbursement between the companies of the group.